Commitments and Contingencies Loss Contingency (Details) CAD in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 12, 2014 CAD	Dec. 31, 2009 CAD	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 1990 USD ($)	Dec. 29, 2012 USD ($)
Letter of Credit
Letters of Credit Outstanding				$ 44,400,000
Letters of Credit Outstanding with Automatic Renewal				16,500,000
Guarantees
Guarantees related to banks and other third parties				16,900,000
Litigation and Other Disputes
Accrual for Litigation, Other Disputes and Environmental Loss Contingencies				13,100,000	$ 16,600,000
Tax assessment, production and sales				76,000,000
Gain (Loss) Related to Litigation Settlement			$ 13,000,000
Income Tax Expense (Benefit), Litigation Settlement			$ (18,500,000)
Club
Guarantees
Letter of Credit Provided to Entity | CAD		CAD 10
Canada | License Agreement
Litigation and Other Disputes
Impairment of finite-lived intangible assets					8,900,000
David Hughes and 631992 Ontario Inc
Litigation and Other Disputes
Litigation, damages sought | CAD	CAD 1,400
Environmental matters, Lowry
Environmental
Environmental remediation expense, pretax charge							$ 30,000,000
Environmental remediation threshold, assumed remediation cost				$ 120,000,000.0
Inflation rate assumption, future costs (percent)				2.50%
Risk free rate of return assumption (percent)				2.64%
Site contingency, accrual, present value				$ 3,200,000
Site contingency, accrual, undiscounted amount				6,200,000
Ground Lease Guarantee [Member]
Guarantees
Guarantees related to banks and other third parties				4,400,000	5,300,000
Total indemnity reserves
Litigation and Other Disputes
Total estimate of indemnity liability				14,400,000	21,600,000	$ 24,100,000		$ 27,900,000
Purchased tax credits indemnity reserve
Indemnity Obligation [Abstract]
Indemnity liability, current				4,100,000
Indemnity liability, noncurrent				6,000,000
Litigation and Other Disputes
Total estimate of indemnity liability				10,100,000
Tax, civil and labor indemnity reserve
Indemnity Obligation [Abstract]
Indemnity liability, noncurrent				$ 4,300,000
Equity interest sold (as a percent)				68.00%
Other Expense
Environmental
Environmental remediation expense, pretax charge				$ 400,000	1,000,000	$ 0
Release of reserves				100,000	$ 1,300,000
Minimum
Litigation and Other Disputes
Loss contingency, estimate of possible loss				0
Maximum
Litigation and Other Disputes
Loss contingency, estimate of possible loss				114,700,000
Maximum | Kaiser purchased tax credits indemnity reserve, category two
Litigation and Other Disputes
Loss contingency, estimate of possible loss				88,400,000
Maximum | Tax, civil and labor indemnity reserve
Litigation and Other Disputes
Loss contingency, estimate of possible loss				$ 68,000,000